Income Taxes - Reconciliation of Tax Rates (Details)	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023	May 31, 2022
Effective Income Tax Rate Reconciliation Percent
Income tax provision at statutory rate:	21.00%	21.00%	21.00%
Derivative loss		(2.30%)	0.00%
Non-deductible debt issuance costs		(2.60%)	0.00%
Non-deductible interest on convertible notes		(1.20%)	(0.50%)
Inducement interest expense		0.00%	(0.70%)
Other		0.80%	1.10%
Credit carry-forward released		0.00%	(0.20%)
Non-deductible loss on induced conversion		(1.40%)	(3.70%)
Non-deductible debt discount amortization		(0.60%)	(0.30%)
IRC section 162(m) limitation		0.00%	(0.10%)
Non-deductible expense on induced conversion of debt		0.00%	(0.30%)
Valuation allowance		(13.70%)	(16.30%)
Effective income tax rate	0.00%	0.00%	0.00%